Details of Significant Accounts - Intangible assets, schedule of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	$ 77	$ 119
Additions	6	33
Amortization charge	(51)	(75)	$ (63)
Closing net book amount	32	77	119
Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	226	193
Disposals	(103)
Closing net book amount	129	226	193
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(149)	(74)
Disposals	103
Closing net book amount	(97)	(149)	(74)
Software
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	69	81
Additions	6	33
Amortization charge	(46)	(45)
Closing net book amount	29	69	81
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	137	104
Disposals	(29)
Closing net book amount	114	137	104
Software | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(68)	(23)
Disposals	29
Closing net book amount	(85)	(68)	(23)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	8	38
Additions	0	0
Amortization charge	(5)	(30)
Closing net book amount	3	8	38
Other intangible assets | Cost
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	89	89
Disposals	(74)
Closing net book amount	15	89	89
Other intangible assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Opening net book amount	(81)	(51)
Disposals	74
Closing net book amount	$ (12)	$ (81)	$ (51)